Income Taxes - Income Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
As at January 1	$ 555	$ 979	$ 274
Current tax	1,665	1,964	1,354
Withholding tax upon dividend declaration from PRC entities (note (a))	2,581	1,373	3,179
Tax paid (note (b))	(2,970)	(3,752)	(3,836)
Exchange difference	(3)	(9)	8
As at December31	1,828	$ 555	$ 979
Other non-current liabilities
Non-current withholding tax	800
Other receivables, prepayments and deposits
Prepaid PRC EIT	$ 300